TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

17. TRADE AND OTHER PAYABLES

This account consists of the following:

	2019	2020
Trade payables	13,875	16,999
Other payables	449	578
Total trade and other payables	14,324	17,577

The breakdown of trade payables is as follows:

	2019	2020
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,374	1,204
Purchases of equipments, materials, and services	732	703
Payables to other telecommunication providers	136	250
Sub-total	2,242	2,157
Third parties
Purchases of equipments, materials, and services	10,563	11,928
Payables to other telecommunication providers	1,070	2,914
Sub-total	11,633	14,842
Total	13,875	16,999

Trade payables by currency are as follows:

	2019	2020
Rupiah	12,027	14,895
U.S. Dollar	1,801	2,012
Others	47	92
Total	13,875	16,999

Terms and conditions of the above financial liabilities:

1.The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.

2.Refer to Note 32 for details of related party transactions.

3.Refer to Note 35b.v for the Group's liquidity risk management.